Stockholders’ Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12: STOCKHOLDERS' DEFICIT

Ecoark Holdings Preferred Stock

On March 18, 2016, the Company created 5,000 shares of "blank check" preferred stock, par value $0.001. On August 21, 2019 (the "Effective Date"), the Company and two accredited investors entered into a Securities Purchase Agreement pursuant to which the Company sold and issued to the investors an aggregate of 2 shares of Series B Convertible Preferred Stock, par value $0.001 per share at a price of $1,000 per share.

Pursuant to the Securities Purchase Agreement, the Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the investor. Each Warrant has an exercise price equal to $0.51, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.

The Company also agreed to amend the current exercise price of the warrants that the investors received in connection with the Securities Purchase Agreements dated March 14, 2017 (the "March Warrants") and May 22, 2017 (the "May Warrants" and, together with the March Warrants, the "Existing Securities"). The Existing Securities have a current exercise price of $0.59, which was amended from $2.50 on July 12, 2019. The current exercise price for the Existing Securities shall be amended to reduce the exercise price to $0.51 on August 21, 2019, subject to adjustment pursuant to the provisions of the Existing Securities.

Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the "Conversion Price").

The Company received gross proceeds from the Private Placement of $2,000, before deducting transaction costs, fees and expenses payable by the Company. The Company intends to use the net proceeds of the Private Placement to support the Company's general working capital requirements.

As required by the Securities Purchase Agreement, each director and officer of the Company has previously entered into a lock-up agreement with the Company whereby each director and officer has agreed that during the period commencing from the Effective Date until 120 days after the Effective Date, such director or officer will not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of or enter into any transaction to dispose of, or establish or increase a put position or liquidate or decrease a call position, with respect to any share of Common Stock or securities convertible, exchangeable or exercisable into, shares of Common Stock. On August 21, 2019, the Company issued 300 shares of common stock to advisors that assisted with the securities purchase agreement and exchange agreement.

On October 15, 2019, nearly all the Series B Preferred Stock shares were converted into 3,761 shares of Common Stock.

On November 11, 2019, the Company and two accredited investors entered into a securities purchase agreement (the "Securities Purchase Agreement") pursuant to which the Company sold and issued to the investors an aggregate of 1 share of Series C Convertible Preferred Stock, par value $0.001 per share (the "Series C Preferred Stock"), at a price of $1,000 per share (the "Private Placement").

Pursuant to the Securities Purchase Agreement, the Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series C Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock for the five trading days prior to July 22, 2020 is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series C Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series C Convertible Preferred Stock based on the $0.73 conversion price.

Each share of the Series C Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the "Conversion Price").

The Company received gross proceeds from the Private Placement of $1,000. The Company intends to use the net proceeds of the Private Placement to support the Company's general working capital requirements.

As required by the Securities Purchase Agreement, each director and officer of the Company has previously entered into a lock-up agreement with the Company whereby each director and officer has agreed that during the period commencing from the Effective Date until 120 days after the Effective Date, such director or officer will not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of or enter into any transaction to dispose of, or establish or increase a put position or liquidate or decrease a call position, with respect to any share of Common Stock or securities convertible, exchangeable or exercisable into, shares of Common Stock.

Ecoark Holdings Common Stock

The Company has 100,000 shares of common stock, par value $0.001 which were authorized on March 18, 2016. The Company has outstanding warrants as of December 31, 2019 that are exercisable into 7,657 shares of common stock.

On July 12, 2019, the Company entered into an exchange agreement with investors that are the holders of March and August 2018 warrants. As a result of a cashless exercise, the Company issued 4,277 shares of the Company's common stock to the investors. Upon the issuance of the 4,277 shares, the March and August 2018 warrants for 5,677 shares were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $839 that was recognized on the exchange. On August 21, 2019, the Company issued 300 shares to advisors that assisted with the securities purchase agreement and exchange agreement.

On October 15, 2019, nearly all the Series B Preferred Stock shares were converted into 3,761 shares of Common Stock. On October 28, 2019, the Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange. On October 31, 2019, the Company issued 120 shares of common stock for services rendered. On December 20, 2019, the Company issued 128 shares of common stock for services rendered. A loss of $100 was recognized related to the issuance of the 248 shares. On December 24, 2019, the Company issued 247 shares of common stock for services to be rendered in 2020.

Share-based Compensation

Share-based compensation expense is included in selling, general and administrative expense in the condensed consolidated statements of operations as follows:

	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non-Qualified Stock Options	Common Stock	Total
Nine months ended December 31, 2019
Directors	$-	$200	$279	$-	$479
Employees	-	500	1,250	-	1,750
Services	-	175	152	463	790
	$-	$875	$1,681	$463	$3,019

Nine months ended December 31, 2018
Directors	$-	$300	$-	$-	$300
Employees	319	565	1,720	-	2,604
Services	-	5	-	-	5
	$319	$870	1,720	$-	$2,909

NOTE 13: STOCKHOLDERS' EQUITY (DEFICIT)

Ecoark Holdings Preferred Stock

The Company has 5,000 shares of "blank check" preferred stock, par value $0.001 authorized. No preferred shares have been issued.

Ecoark Holdings Common Stock

The Company has 100,000 shares of common stock, par value $0.001 authorized.

In May 2017, the Company issued 2,500 shares of the Company's common stock pursuant to a private placement offering for $9,106, net of expenses, with $2,029 recorded as equity and the remainder to derivative liabilities (see Securities Purchase Agreement – Institutional Funds below).

In March 2018, the Company issued 2,500 shares of the Company's common stock pursuant to a private placement offering for $3,587, net of expenses, with $1,005 recorded as equity and the remainder to derivative liabilities (see Securities Purchase Agreement – Institutional Funds below).

The Company issued 201 shares for board compensation valued at $550 for the year ended March 31, 2018.

During the year ended March 31, 2018, the Company issued 65 shares to consultants under the 2013 Incentive Stock Plan.

During the year ended March 31, 2018 the Company issued 1,544 shares to employees in stock grants vested under the 2013 Incentive Stock Plan and 239 shares to employees in service-based Restricted Stock Units ("RSUs") vested under the 2017 Ecoark Holdings Omnibus Incentive Plan ("2017 Omnibus Incentive Plan").

The total share-based compensation expense for the year ended March 31, 2018 was $24,952. The Company acquired 545 shares of common stock from employees in lieu of amounts required to satisfy minimum tax withholding requirements of $1,618 resulting from vesting of the employees' stock.

The Company issued 300 shares in May 2017 for the acquisition of 440labs valued at $1,500.

The Company issued 300 shares in May 2017 upon the execution of employment agreements with employees of 440labs valued at $1,500 recorded as share-based compensation.

In May 2017, the Company issued 49 shares for the cashless exercise of 100 warrants to a consultant. The remaining 51 shares were forfeited.

On April 14, 2017, the Company sold the assets, liabilities and membership interests in Eco3d to a group led by executives of Eco3d after the Company's Board concluded that Eco3d did not fit the future strategic direction of the Company. The Company received $2,029 in cash and 560 shares of the Company's common stock that was held by executives of Eco3d, which shares were canceled.

Securities Purchase Agreements – Institutional Funds

On March 14, 2017, the Company completed a reserved private placement agreement entered into on March 13, 2017 related to the issuance and sale of 2,000 shares of common stock for $8,000 ($7,255 net of expenses) to institutional purchasers at $4.00 per share. The purchase agreement is pursuant to the Company's Form S-3 registration statement filed on August 17, 2016. The purchasers also received warrants to purchase 1,000 shares of common stock equal to 50% of the purchaser's shares for $5.00 for up to 5 years from the date the transaction completed. The investment bankers for the transaction received warrants to purchase 140 shares of common stock for $5.00 for up to 5 years, the same terms as the investors. Of the total net proceeds of $7,255, $4,609 were determined to be warrant liabilities, and $429 of the fees that were considered related to liabilities were charged to other expense.

On May 22, 2017, the Company completed a reserved private placement agreement related to the issuance and sale of 2,500 shares of common stock for $10,000 ($9,106 net of expenses) to institutional purchasers at $4.00 per share. The purchase agreement is pursuant to the Company's Form S-3 registration statement filed on August 17, 2016. The purchasers also received warrants to purchase 1,875 shares of common stock equal to 50% of the purchaser's shares for $5.50 for up to 5 years from the date the transaction completed. The investment bankers for the transaction received warrants to purchase 175 shares of common stock for $5.50 for up to 5 years, the same terms as the investors. Of the total net proceeds of $9,106, $7,772 were determined to be warrant liabilities, and $695 of the fees that were considered related to liabilities were charged to other expense.

On March 16, 2018, the Company completed a reserved private placement agreement related to the issuance and sale of 2,500 shares of common stock for $4,200 ($3,587 net of expenses) to institutional purchasers at $1.68 per share. The purchase agreement is pursuant to the Company's Form S-3 registration statement filed on August 17, 2016. The purchasers also received warrants to purchase 2,500 shares of common stock for $2.00 for up to 5 years from the date the transaction completed. The investment bankers for the transaction received warrants to purchase 88 shares of common stock for $2.02 for up to 5 years, the same terms as the investors. In addition, investment bankers from the May 22, 2017 reserved private placement received warrants to purchase 175 shares of common stock for $2.10 for up to 5 years pursuant to an exclusivity clause. Of the total net proceeds of $3,587, $3,023 were determined to be warrant liabilities, and $441 of the fees that were considered related to liabilities were charged to other expense.

As described in Note 3, the March 14, 2017, May 22, 2017 and March 16, 2018 warrants due to certain embedded features that preclude equity treatment are accounted for under liability accounting and are fair valued at each reporting period. The consolidated financial statements have been restated to reflect adjustments consisting of establishing derivative liabilities of $3,351, offset by a corresponding reduction of stockholders' equity (deficit) that includes reductions of $829 in accumulated deficit and $4,180 in additional paid-in-capital as of March 31, 2017. The Company uses the Black Scholes option pricing model for determining fair value of the warrants at the end of each period. As of March 31, 2018, the fair value of the derivative liabilities was $3,694.

On August 9, 2018, the Company entered into an Amendment to Common Stock Warrant with the institutional purchasers in the March 17, 2017 and May 22, 2017 that modified the purchase price of the March 17, 2017 warrants from $5.00 per share to $2.50 per share and modified the purchase price of the May 22, 2017 warrants from $5.50 per share to $2.50 per share. The reductions in the exercise prices resulted in charges resulting from the changes in fair value of the derivative liabilities of $845 and $1,635 for the March 17 and May 22 warrants, respectively.

On August 14, 2018, the Company completed a reserved private placement agreement related to the issuance and sale of 2,969 shares of common stock that raised $4,221 (net of fees) to institutional investors. The investors also received 2,969 warrants exercisable into common stock at an exercise price of $2.09. The Company also provided 208 warrants at an exercise price of $1.92 to the investment banker in the transaction. The warrants due to certain embedded features that preclude equity treatment are accounted for under liability accounting and are fair valued at each reporting period. The Company uses the Black Scholes option pricing model for determining fair value of the warrants at the end of each period. Of the total net proceeds of $4,221, $2,892 were determined to be warrant liabilities, and $322 of the fees that were considered related to liabilities were charged to other expense. A reduction in the exercise price to $1.34 for the March 16, 2018 and August 14, 2018 warrants resulted in a charge due to the change in fair value of the derivative liabilities of $260.

In the nine months ended December 31, 2018, the Company issued 94 shares of common stock pursuant to stock awards granted from the 2013 Ecoark Holdings Incentive Stock Plan ("2013 Incentive Stock Plan"), net of 41 shares of common stock acquired from employees in lieu of amounts required to satisfy minimum withholding requirements upon vesting of the employees' stock. The Company also issued 25 shares to an advisor to the Company pursuant to a stock award granted from the 2017 Ecoark Holdings Omnibus Incentive Plan ("2017 Omnibus Incentive Plan").

As of March 31, 2019, 52,571 total shares were issued and 51,986 shares were outstanding, net of 585 treasury shares.

Additional Warrants

As discussed in Note 11, the Company issued warrants to convertible note holders that converted their notes into shares of common stock in accordance with the amended secured convertible promissory note. The warrants were exercisable into 310 shares of common stock with a strike price of $7.50 per share and expired on December 31, 2018. The warrants were valued using the Black-Scholes model, which incorporated a volatility of 82% and a discount yield of 1.27%.

On October 26, 2017, the Company entered into a consulting agreement for $8 per month unless otherwise terminated and agreed to issue warrants for 75 shares of common stock at $2.10 per share, vesting immediately with a term of five years.

Changes in the warrants are described in the table below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	10,577	$4.37	5,789	$5.09

Granted	3,177	$2.00	4,888	$3.47
Exercised Cashless	-		(49)
Forfeited	-		(51)
Expired	(4,547)	$5.17	-
Ending balance	9,206	$2.12	10,577	$4.37
Intrinsic value of warrants	$-

Weighted Average Remaining Contractual Life (Years)	3.0		2.5

Share-based Compensation Expense

Share-based compensation for employees is included in salaries and salary related costs and directors and services are included in professional fees and consulting in the consolidated statement of operations as follows for the years ended March 31:

	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non-Qualified Stock Options	Common Stock	Warrants	Total
2019
Directors	$-	$400	$-	$-	$-	$400
Employees	270	356	2,066	-	-	2,692
Services	-	(14)	-	-	-	(14)
	$270	$742	$2,066	$-	$-	$3,078

2018
Directors	$-	$550	$-	$-	$-	$550
Employees	16,701	2,707	1,184	1,500	-	22,092
Services	181	307	-	-	108	596
Services prepaid expense	1,714	-	-	-	-	1,714
	$18,596	$3,564	1,184	$1,500	$108	$24,952

Modification of Awards

During the three months ended December 31, 2017, the Compensation Committee of the Board of Directors of the Company issued option awards to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. In addition, the Committee approved 2,909 new option awards that vest over a four-year period to induce certain employees to accept the replacement options, to compensate them for diminution in value of their existing awards and in consideration of a number of other factors, including each individual's role and responsibility with the Company, their years of service to the Company, and market precedents and standards for modification of equity awards. With respect to the replacement options, grantees agreed to exchange the existing awards covering 2,718 shares of the Company's common stock and were granted replacement options to purchase 2,926 shares of the Company's common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. In consideration of the agreements, the majority of replacement options vested immediately upon grant. The new option awards vest in 12 equal installments, with the first installment vesting on January 15, 2018, and additional installments vesting on the last day of each of the eleven successive three-month periods, subject to continued employment by the Company. The replacement options were issued under the 2017 Omnibus Incentive Plan or 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued. The new options were not granted under any of the Company's existing equity compensation plans.

In accordance with ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting, the Company recognized the total compensation cost measured at the date of a modification which is the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date and the incremental cost resulting from the modification. The replacement and new options had a fair value of $10,290, of which $4,507 (including $3,286 of fair value adjustments to the new instruments) was recognized as share-based compensation in the three months ended December 31, 2017 and the remaining $5,783 will be recognized in periods through December 2021.

During the three months ended March 31, 2018, the Compensation Committee of the Board of Directors of the Company issued option awards to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 300 shares of the Company's common stock and were granted replacement options to purchase 300 shares of the Company's common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. The replacement options vest according to the original vesting schedule of the awards exchanged. The replacement options were issued under the 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued.

In accordance with ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting, the Company recognized the total compensation cost measured at the date of a modification which is the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date and the incremental cost resulting from the modification. The replacement options had a fair value of $467, which was less than the fair value of the existing awards exchanged and therefore an incremental share-based compensation cost was not recognized and the $467 will be recognized in periods through December 2018.

Non-Qualified Stock Options

As previously described, new option awards were granted to induce individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. The individuals were granted options to purchase 2,909 shares of Company common stock that vest at a rate of 25% per year from 2018 to 2021, subject to continued employment by the Company. As with the replacement options, the new options have an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grant. Share-based compensation costs of $1,684 for grants not yet recognized will be recognized as expense through 2021, subject to any change for actual versus estimated forfeitures. The new options were not granted under any of the Company's existing equity compensation plans, however they have terms consistent with terms of the plans.

The Company records share-based compensation in accordance with ASC 718 for employees and ASC 505 for non-employees. Management valued the options utilizing the Black-Scholes model with the following criteria: stock price - $2.60; exercise price - $2.60; expected term – 4 years; discount rate – 2.03%; and volatility – 97%.

As described further in Note 14, the Company entered into a settlement agreement with a former consultant which provided for the issuance of options for 7 shares of common stock in addition to other terms. The options entitle the holders to purchase shares of common stock for $0.98 per share through November 2023. Management valued the options utilizing the Black-Scholes model with the following criteria: stock price - $0.98; exercise price - $0.98; expected term – 4 years; discount rate – 2.51%; and volatility – 148%.

Changes in the non-qualified stock options are described in the table below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,909	$2.60	-
Granted	7	$0.98	2,909	$2.60
Exercised	-		-
Expired	-		-
Forfeited	-		-
Ending balance	2,916	$2.60	2,909	$2.60
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	8.5		9.5

2013 Option Plan

On February 16, 2013, the Board of Directors of the Company approved the Ecoark Inc. 2013 Stock Option Plan (the "2013 Option Plan"). The purposes of the 2013 Option Plan were to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors and consultants, and to promote the success of the business. The 2013 Option Plan was expected to contribute to the attainment of these objectives by offering employees, directors and consultants the opportunity to acquire stock ownership interests in Ecoark, and to thereby provide them with incentives to put forth maximum efforts for the success of Ecoark.

Awards under the 2013 Option Plan were only granted in the form of non-statutory stock options ("Options") to purchase Ecoark's Series C Stock prior to the Merger with MSC. Under the terms of the 2013 Option Plan and the Merger, the Options converted into the right to purchase shares of the Company.

In May 2014, Ecoark had granted Options to purchase 693 shares to various employees and consultants of Ecoark. The Options had an exercise price of $1.25 per share and have a term of 10 years. The Options were to vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date. During 2015 Ecoark issued additional Options on 625 shares of common stock. At the end of 2015, Options under the 2013 Option Plan were outstanding to purchase 1,318 shares of common stock. The total original number of Options on 1,318 Ecoark shares was divided by two in conjunction with the exchange ratio required by the Merger Agreement and converted to Options to purchase 659 shares of the Company (Holdings) with an adjusted exercise price of $2.50. In September 2016, the remaining vesting was accelerated to have those Options 100% vested. In 2016, the Company issued options to purchase 125 shares of stock at a strike price of $2.50 per share to a consultant. These options vested immediately and expired on March 31, 2018. In the Company's fourth quarter of 2016, an option holder forfeited 125 options and thus, at December 31, 2016, Options on 659 shares of the Company were outstanding with an adjusted exercise price of $2.50. The Board of Directors adjusted the expiration date of these options to March 28, 2018. All unexercised options expired as of March 31, 2018.

Management valued the Options utilizing the Black-Scholes Method, with the following criteria: stock price - $2.50; exercise price - $2.50; expected term – 10 years; discount rate – 0.25%; and volatility – 55%.

Changes in the Options under the 2013 Option Plan are described in the table below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-		884	$2.50
Granted	-		-
Exercised	-		-
Expired	-		(884)	$2.50
Forfeited	-		-
Ending balance	-	$-	-	$-
Intrinsic value of Options	$-

Weighted Average Remaining Contractual Life (Years)	-		-

2013 Incentive Stock Plan

The 2013 Incentive Stock Plan was registered on February 7, 2013. Under the 2013 Incentive Stock Plan, the Company may grant incentive stock in the form of stock options, stock awards and stock purchase offers of up to 5,500 shares of common stock to Company employees, officers, directors, consultants and advisors. The type of grant, vesting provisions, exercise price and expiration dates are to be established by the Board at the date of grant. At the time of the Merger, 5,497 shares were available to issue under the 2013 Incentive Stock Plan.

As previously described, during the three months ended March 31, 2018, new option awards were granted to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 300 shares of the Company's common stock and were granted 300 replacement options to purchase shares of Company common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. The replacement options vest according to the original vesting schedule of the awards exchanged through December 2018. The replacement options were issued under the 2013 Incentive Stock Plan to correspond with the plan under which the existing awards were issued.

Share-based compensation costs have been fully recognized as expense through December 31, 2018.

The Company records share-based compensation in accordance with ASC 718 for employees and ASC 505 for non-employees. Management valued the options utilizing the Black-Scholes model with the following criteria ranges: stock price - $2.10 to $2.60 exercise price - $2.10 to $2.60; expected term – 4.0 to 5.2 years; discount rate – 2.22% to 2.7%; and volatility – 95 to 105%. Changes in the options under the 2013 Incentive Stock Plan are described in the table below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,563	$2.52	-
Granted	-		-
Options granted in exchange for shares	-		2,563	$2.52
Exercised	-		-
Expired	-		-
Forfeited	(210)		-
Ending balance	2,353	$2.52	2,563	$2.52
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	8.6		9.6

A summary of the activity for service-based grants as of March 31, 2019 and 2018 is presented below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	105	$4.90	1,983	$4.90
Granted	-
Issued	(96)		(1,585)
Expired	-		-
Forfeited	(9)		(293)
Options granted in exchange for shares	-
Ending balance	-	$-	105	$4.90

Weighted Average Remaining Contractual Life (Years)	-		0.8

A reconciliation of the shares available and issued under the 2013 Incentive Stock Plan is presented in the table below for the years ended March 31:

	2019	2018
Beginning available	235	11
Shares modified to options	-	2,493
Options in exchange for shares	-	(2,563)
Shares forfeited	219	294
Ending available	454	235

Vested stock awards	2,353	4,799

Beginning number of shares issued	2,585	1,000
Issued	96	1,585
Cancelled	-	-
Ending number of shares issued	2,681	2,585

2017 Omnibus Incentive Plan

The 2017 Omnibus Incentive Plan was registered on June 14, 2017. Under the 2017 Omnibus Incentive Plan, the Company may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards. Awards of up to 4,000 shares of common stock to Company employees, officers, directors, consultants and advisors are available under the 2017 Omnibus Incentive Plan. The type of grant, vesting provisions, exercise price and expiration dates are to be established by the Board at the date of grant.

As previously described, new option awards were granted to individuals in replacement of existing restricted stock and restricted stock unit awards previously granted. With respect to the replacement options, grantees agreed to exchange the existing awards covering 525 shares of the Company's common stock and were granted 663 replacement options to purchase shares of Company common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants. In consideration of the agreements, the majority of the replacement options vested immediately upon grant. The remaining replacement options will vest in equal installments through July 2020, subject to continued employment by the Company.

Share-based compensation costs of approximately $629 for grants not yet recognized will be recognized as expense through October 2023 subject to any changes for actual versus estimated forfeitures.

The Company records share-based compensation in accordance with ASC 718 for employees and ASC 505 for non-employees. Management valued the options utilizing the Black-Scholes model with the following criteria ranges: stock price - $1.61 to $3.76 exercise price - $1.61 to $3.76; expected term – ten years in the first two quarters and four years in the last two quarters; discount rate – 1.99% to 2.65%; and volatility – 89 to 103%. Changes in the options under the 2017 Omnibus Incentive Plan are described in the table below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	1,374	$2.76	-
Granted	1,034	$0.93	911	$2.44
Shares modified to options	-	-	663	$3.00
Exercised	-		-
Expired	-		(8)
Forfeited	(538)		(192)
Ending balance	1,870	$1.54	1,374	$2.76
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	9.2		9.5

A summary of the activity for performance-based RSUs as of March 31, 2019 and since inception in June 2017 is presented below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-		-
Granted	-		135	$3.36
Exercised	-		-
Expired	-		-
Forfeited	-		(135)	$3.36
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-

A summary of the activity for service-based RSUs as of March 31, 2019 and since inception in June 2017 is presented below for the years ended March 31:

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	50	$2.60	-
Granted	-		1,381	$3.30
Issued	(25)		(465)
Expired	-		-
Forfeited	(25)		(341)
Options granted in exchange	-		(525)
Ending balance	-	$-	50	$2.60

Weighted Average Remaining Contractual Life (Years)	-		9.3

Additional information regarding the RSUs is presented in the table below as of and for the years ended March 31:

	2019	2018
Total market value of shares/units vested	$-	$-
Share-based compensation expense for RSUs	$(254)	$609
Total tax benefit related to RSU share-based compensation expense	$-	$-
Cash tax benefits realized for tax deductions for RSUs	$-	$-

At March 31, 2019, there was no unrecognized compensation cost related to non-vested RSUs with a weighted average vesting period of 0 years. At March 31, 2018, there was $314 of unrecognized compensation cost related to non-vested RSUs with a weighted average vesting period of 0.2 years.

A reconciliation of the total shares available and issued under the 2017 Omnibus Incentive Plan is presented in the table below for the years ended March 31:

	2019	2018
Beginning available	2,111	4,000
Shares granted	(1,034)	(2,427)
Shares modified to options	-	525
Options in exchange for shares	(-)	(663)
Shares expired	-	8
Shares forfeited	538	668
Ending available	1,615	2,111

Vested stock awards	905	1,066

Beginning number of shares issued	465	-
Issued	25	465
Cancelled	-	-
Ending number of shares issued	490	465